Operating Expenses (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Jun. 30, 2024 AED (د.إ)	Dec. 31, 2024 AED (د.إ)
Operating Expenses [Line Items]
Percentage of net profit	100.00%	100.00%		100.00%
Total sales	$ 16,080	د.إ 59,044	د.إ 32,796
Cost of AED	8,090	29,707	10,020
Net profit	$ 7,989	29,337
Profit share payable		29,337		د.إ 72,851
3D Printing [Member]
Operating Expenses [Line Items]
Total sales		59,044
Cost of AED		29,707
Net profit		د.إ 29,337